Deferred income tax	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Deferred income tax

13. Deferred income tax

All figures in £ millions	2018	2017
Deferred income tax assets	60	95
Deferred income tax liabilities	(136)	(164)

Net deferred income tax	(76)	(69)

Substantially all of the deferred income tax assets are expected to be recovered after more than one year.

Deferred income tax assets and liabilities shall be offset when there is a legally enforceable right to offset current income tax assets with current income tax liabilities and where the deferred income taxes relate to the same fiscal authority. At 31 December 2018, the Group has unrecognised deferred income tax assets of £31m (2017: £32m) in respect of UK losses, £28m (2017: £18m) in respect of US losses and approximately £90m (2017: £86m) in respect of losses in other territories. The UK losses are capital losses. The US losses relate to state taxes and therefore have expiry periods of between five and 20 years. Other deferred tax assets of £12m (2017: £12m) have not been recognised.

Deferred tax assets of £43m (2017: £75m) have been recognised in countries that reported a tax loss in either the current or preceding year. The majority arises in Brazil in respect of tax deductible goodwill. It is considered more likely than not that there will be sufficient future taxable profits to realise these assets.

The recognition of the deferred income tax assets is supported by management’s forecasts of the future profitability of the relevant countries.

The movement in deferred income tax assets and liabilities during the year is as follows:

All figures in £ millions	Trading losses	Returns provisions	Retirement benefit obligations	Deferred revenue	Goodwill and intangibles	Other	Total
Deferred income tax assets/(liabilities)
At 1 January 2017	22	35	37	117	(295)	69	(15)
Exchange differences	(2)	(3)	(4)	(8)	19	(8)	(6)
Income statement (charge)/benefit	(11)	6	7	(9)	118	(1)	110
Disposal through business disposal	—	—	—	—	—	(3)	(3)
Tax benefit in other comprehensive income	—	—	(84)	—	—	(5)	(89)
Transfer to assets/(liabilities) classified as held for sale	—	(4)	—	(73)	3	8	(66)

At 31 December 2017	9	34	(44)	27	(155)	60	(69)
Adjustment on initial application of IFRS 15 (see note 1b)	—	—	—	15	—	1	16
Adjustment on initial application of IFRS 9 (see note 1c)	—	—	—	—	—	3	3
Exchange differences	—	1	1	6	(16)	(5)	(13)
Income statement (charge)/benefit	11	(4)	(21)	20	(34)	(14)	(42)
Disposal through business disposal	—	—	—	—	—	16	16
Tax charge in other comprehensive income	—	—	9	—	—	—	9
Tax charge in equity	—	—	—	—	—	4	4
At 31 December 2018	20	31	(55)	68	(205)	65	(76)

Other deferred income tax items include temporary differences in respect of share-based payments, provisions, depreciation and royalty advances.

In addition, £98m (2017: £68m asset and £2m liability) of deferred income tax assets are included in assets classified as held for sale with a charge of £8m in 2018 relating to assets and liabilities held for sale.